UNREALIZED LOSSES ON SECURITIES (Schedule of Gross Unrealized Losses and Fair Value) (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Jun. 30, 2017
Less Than Twelve Months
Fair Value		$ 83,747	$ 63,516
Gross Unrealized Losses		(297)	(156)
Twelve Months or Greater
Fair Value		24,452	23,943
Gross Unrealized Losses		(426)	(369)
Total
Fair Value		108,199	87,459
Gross Unrealized Losses		(723)	(525)
U.S. Government Agency Securities [Member]
Less Than Twelve Months
Fair Value		624
Gross Unrealized Losses		(1)
Twelve Months or Greater
Fair Value
Gross Unrealized Losses
Total
Fair Value		624
Gross Unrealized Losses		(1)
Corporate Debt Securities [Member]
Less Than Twelve Months
Fair Value		56,714	37,965
Gross Unrealized Losses		(169)	(83)
Twelve Months or Greater
Fair Value		3,028	994
Gross Unrealized Losses		(12)	(1)
Total
Fair Value		59,742	38,959
Gross Unrealized Losses		(181)	(84)
Foreign Debt Securities [Member]
Less Than Twelve Months
Fair Value	[1]	13,761
Gross Unrealized Losses	[1]	(38)
Twelve Months or Greater
Fair Value	[1]
Gross Unrealized Losses	[1]
Total
Fair Value	[1]	13,761
Gross Unrealized Losses	[1]	(38)
Obligations of States and Political Subdivisions [Member]
Less Than Twelve Months
Fair Value		5,048	1,827
Gross Unrealized Losses		(77)	(4)
Twelve Months or Greater
Fair Value
Gross Unrealized Losses
Total
Fair Value		5,048	1,827
Gross Unrealized Losses		(77)	(4)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Less Than Twelve Months
Fair Value		7,600	23,724
Gross Unrealized Losses		(12)	(69)
Twelve Months or Greater
Fair Value		21,424	22,949
Gross Unrealized Losses		(414)	(368)
Total
Fair Value		29,024	46,673
Gross Unrealized Losses		$ (426)	$ (437)

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.